Stock Option Plan - Assumptions Used in Fair Value Measurement (Details) - Stock options to purchase common stock	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	6 years 1 month 6 days	6 years	6 years 1 month 6 days	6 years 1 month 6 days	6 years
Risk-free interest rate	1.10%	0.60%	0.50%	1.80%	2.80%
Expected volatility	56.00%	67.10%	69.10%	65.40%	71.50%
Expected dividend rate	0.00%	0.00%	0.00%	0.00%	0.00%